Pension and Other Postretirement Benefits - Assumptions (Details 2) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans, Defined Benefit [Member]
Assumptions used to determine benefit obligations at December 31:
Discount rate		3.54%	3.93%	4.15%
Rate of compensation increase		4.00%	4.00%	4.00%
Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate		3.93%	3.95%	3.82%
Expected return on plan assets	7.00%	7.25%	7.25%	7.25%
Rate of compensation increase		4.00%	4.00%	4.00%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Assumptions used to determine benefit obligations at December 31:
Discount rate		3.59%	4.04%	4.22%
Rate of compensation increase		4.00%	4.00%	4.00%
Subsequent year healthcare cost trend rate		6.65%	7.00%	7.00%
Ultimate healthcare cost trend rate		4.50%	4.50%	4.50%
Year ultimate healthcare cost trend rate begins		2025	2025	2024
Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate		4.04%	4.22%	3.90%
Rate of compensation increase		4.00%	4.00%	4.00%
Effect of one percentage point increase on total service and interest cost components		$ 0.0
Effect of one percentage point decrease on total service and interest cost components		0.0
Effect of one percentage point increase on postretirement benefit obligation		1.1
Effect of one percentage point decrease on postretirement benefit obligation		$ (1.1)